Schedule of amounts recognized in profit or loss (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Leases
Depreciation of right-of-use assets	$ 843,989	$ 1,073,469	$ 498,635
Interest expense on lease liabilities	90,389	114,966	15,461
Expense relating to short-term leases			3,180
Total amount recognized in profit or loss	$ 934,378	$ 1,188,435	$ 517,276